Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies 1	105
Summary Of Significant Accounting Policies 2	10
Summary Of Significant Accounting Policies 3	500,000,000
Summary Of Significant Accounting Policies 4	$ 0.0001
Summary Of Significant Accounting Policies 5	20,000,000
Summary Of Significant Accounting Policies 6	0.0001
Summary Of Significant Accounting Policies 7	22,060
Summary Of Significant Accounting Policies 8	48,796
Summary Of Significant Accounting Policies 9	735,952
Summary Of Significant Accounting Policies 10	894,139
Summary Of Significant Accounting Policies 11	250,000
Summary Of Significant Accounting Policies 12	250,000
Summary Of Significant Accounting Policies 13	50.00%
Summary Of Significant Accounting Policies 14	$ 240,000
Summary Of Significant Accounting Policies 15	2,013
Summary Of Significant Accounting Policies 16	5